UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: March 31, 2001

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
May 1, 2001

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  129
Form Information Table Value Total: $352,674,511



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC


ABN AMRO-
common-
000937102
181740
10000
sole
AT&T CORP-LIBERTY MEDIA A-
Common-
001957208
42499324
3035666
sole
ALLEGHENY CORP-
common-
017175100
507000
2535
sole
ALLTELL CORPORATION
Common-
020039103
409188
7800
sole
AMPAL-AMERICAN ISRAEL CORPORATION-CLASS A
Common-
032015109
91225
17800
sole
BANCO SANTANDER CENTRAL-
common-
05964H105
208698
23000
sole
BARRA INC-
Common-
068313105
15832800
293200
sole
BCE INC-
common-
05534B109
517730
23000
sole
sole
CABLEVISION SYS CORP-
common-
12686C109
844320
12000
sole
CATALINA MARKETING CORPORATION-
Common-
148867104
4089164
125550
sole
CENTURY TEL-
common-
156700106
316250
11000
sole
CHARTER COMMUNICATIONS INC-
common-
16117M107
205322
9075
sole
JP MORGAN CHASE-
common-
46625H100
224500
5000
sole
COGNIZANT TECH SOLUTIONS COR-
Common-
192446102
7034625
234000
sole
COMDISCO-
Common-
200336105
96000
12000
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
28286550
819900
sole
COMMONWEALTH TELEPHONE ENTPR-CLASS B-
Common-
203349204
469000
14000
sole
COMPUCOM SYS INC-
common-
204780100
28213
12200
sole
sole
CORUS ENTMT INC-
common-
220874101
322078
13764
sole
DATA BROADCASTING CORPORATION-
Common-
237596101
455628
60000
sole
ELECTRONIC DATA SYSTEMS-
common-
285661104
223440
4000
sole
ESHED ROBOTEC LIMITED-
Common-
M4095C107
214549
171639
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
10365382
360535
sole
GENERAL MOTORS CL H-
common-
370442832
624000
32000
sole
GLOBAL LIGHT TELECOMMUNICATIONS
Common-
37934X100
101660
34000
sole
GROUPE AB SA ADR-
Common-
39944Q109
975000
60000
sole-
GRUPO IUSACELL SA ADR-
common-
40050B100
241500
30000
sole
GRUPO TELEVISA SA GDR-
Common-
40049J206
467740
14000
sole-
IDT CORPORATION-
Common-
448947101
1725300
85200
sole
IGATE CAPITAL CORPORATION-
common-
45169U105
27188
14500
sole
IMS HEALTH INC-
Common-
449934108
61229100
2459000
sole
INTERNET CAPITAL GROUP INC-
convertible note-
46059CAA4
7300000
1971000
sole
KROLL O GARA CO-
common-
501050108
5733513
1066700
sole
LEUCADIA NATIONAL CORP-
common-
527288104
279879
8700
sole
LIBERTY LIVEWIRE CORP-
common-
530709104
896266
257223
sole
LIBERTY SATELLITE & TECHNOLOGY INC CL A-
common-
531182103
681277
403600
sole
LONDON PAC GROUP LTD ADR-
common-
542073101
2463800
508000
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
7895750
165356
sole
MARCONI PLC-
common-
566306205
48147
10000
sole
MARKETWATCH.COM INC-
Common-
570619106
843750
270000
sole
MERCURY COMPUTER SYS INC-
common-
589378108
2609500
68000
sole
MEREDITH CORPORATION-
Common-
589433101
200733
5750
sole
MICRO GENERAL CORPORATION-
common-
594838302
80325
10200
sole
MICROSOFT CORPORATION-
common-
594918104
251564
4600
sole
MOBILE TELESYSTEMS ADR-
common-
607409109
520000
20000
sole
NANJING PANDA ELECTRONICS COMPANY, LTD, GDR-
common-
6623371
3205
10000
sole
NTL INCORPORATED-
Common-
629407107
1420346
56475
sole
NEWS EDGE CORPORATION-
common-
65249Q106
32500
20000
sole
NUCENTRIX BROADBAND NETWORKS INC-
Common-
670198100
217800
17600
sole
VIMPEL COMMUNICATIONS-
Common-
68370R109
4236390
309000
sole
PENTON MEDIA INC-
Common-
709668107
2629913
180650
sole
PIXAR-
common-
725811103
1230000
40000
sole
PRIMEDIA INC-
common-
74157K101
75600
12000
sole
RCN CORPORATION-
Common-
749361101
10419252
1727530
sole
RADIO UNICA COMMUNICATIONS CORP-
common-
75040Q106
56875
14000
sole
ROGERS COMMUNICATIONS INC-CLASS B-
Common-
775109200
283815
19125
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Concertible notes-
786449AE8
5735488
11030000
sole
SBC COMMUNICATIONS INC-
common-
78387G103
714080
16000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
243474
4200
sole
SOGECABLE SA-
common-

266464
14000
sole
TELE CENTRO OESTE CELULAR PARTICIPACOES SA ADR-
Common-
87923P105
242700
30000
sole
TELE LESTE CELULAR PART ADR-
87943B102
243880
6700
sole
TELE NORTE CELULAR PARTICIPACOES SA ADR-
Common-
87924Y105
232400
8300
sole
TELECOM ITALIA SPA ADR-
Common-
87927W106
249750
2500
sole
TELEFONICA SA ADR-
Common-
879382208
700537
25542
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
26306225
281350
sole
TELE2 AB ADS B-
common-
87952P208
2015000
65000
sole
TELEWEST COMMUNICATIONS ADR-
common-
87956P105
491188
29000
sole
TELIGENT INC CLASS A-
Common-
87959Y103
5938
10000
sole
THERMO ELECTRON CORP-
common-
883556102
2814496
125200
sole
TORCHMARK CORP-
common-
891027104
411598
10600
sole
TREDEGAR CORPORATION-
Common-
894650100
3347520
190200
sole
TREMONT ADVISERS INC CL B-
common-
894729201
1448889
95400
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
14942813
1138500
sole
USA DETERGENTS INC-
common-
902938109
69750
12000
sole
VERMONT PURE HOLDINGS LTD-
common-
924237100
61500
25000
sole
VERTEX INTERACTIVE INC-
common-
925322109
18750
10000
sole
VODAFONE AIRTOUCH PLC ADR-
Common-
92857W100
475577
17500
sole
VERIZON COMMUNICATIONS INC-
common-
92343V104
394400
8000
sole
VOICESTREAM WIRELESS CORP-
common-
928615103
279203
3023
sole
THE WASHINGTON POST COMPANY-CLASS B-
Common-
939640108
9421400
16300
sole
WESCO FINL CORP-
common-
950817106
429800
1400
sole
WINSTAR COMMUNICATIONS INC-
Common-
975515107
39461
18300
sole
WIT SOUNDVIEW GROUP INC-
common-
977383108
1032000
344000
sole
X O COMMUNICATIONS INC-
common-
983764101
378000
54000
sole
MARVEL ENTERPRISES INC PFD CONV EXCH 8%
convertible preferred
5738M207
17340
10200
sole
MILLICOM INTERNATIONAL CELLULAR SA-
Common-
L6388F102
2443569
123725
sole
SBS BROADCASTING SA-
Common-
L8137F102
3095737
160050
sole
ABBOTT LABORATORIES
Common-
002824100
1746030
37000
sole
ALZA CORPORATION-
Common-
022615108
2592000
64000
sole
AMERICAN HOME PRODUCTS CORPORATION-
Common-
026609107
1462875
24900
sole
AMGEN INC-
Common-
031162100
1462875
28000
sole
ARONEX PHARMACEUTICALS INC-
common-
042666206
12188
15000
sole
ASTRAZENECA GROUP PLC ADR-
Common-
046353108
1158000
24000
sole
AVENTISS SA-
Common-
053561106
1383300
18000
sole
BIO-TECHNOLOGY GENERAL CORPORATION-
Common-
090578105
205920
33000
sole
BIOGEN INC-
Common-
09597105
1519500
24000
sole
BIOMIRA INC-
Common-
0961R106
228938
37000
sole
BRISTOL-MYERS SQUIBB COMPANY-
Common-
110122108
1960200
33000
sole
CHIRON CORPORATION-
Common-
170040109
1447875
33000
sole
CORIXA CORPORATION-
Common-
21887F100
128048
16006
sole
ELAN PLC ADR-
common-
284131208
1668604
31935
sole
ENTREMED INC-
common-
29382F103
182875
11000
sole
GENENTECH INC-
Common-
368710406
1337240
26480
sole
GENZYME CORPORATION-
Common-
372917104
1761435
19500
sole
GENZYME MOLECULAR ONCOLOGY-
Common-
372917500
140250
17000
sole
GLAXO SMITHKLINE-
Common-
37733W105
1290398
24673
sole
HUMAN GENOME SCIENCES INC-
Common-
444903108
690000
15000
sole
IDEC PHARMACEUTICALS CORPORATION-
Common-
449370205
1520000
38000
sole
ILEX ONCOLOGY INC-
Common-
451923106
274500
18000
sole
IMMUNEX CORPORATION-
Common-
452528102
243313
17000
sole
IMPATH INC-
Common-
45255G101
1344875
29000
sole
JOHNSON & JOHNSON
Common-
478160104
1486990
17000
sole
ELI LILLY AND COMPANY-
Common-
532457108
1609860
21000
sole
MGI PHARMA INC-
Common-
552880106
207813
19000
sole
MEDIMMUNE INC-
Common-
584699102
807188
22500
sole
MERCK & CO INC-
Common-
589331107
1669800
22000
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
557296
18296
sole
NEO RX CORPORATION-
Common-
640520300
113063
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
1651860
42000
sole
ONYX PHARMACEUTICALS INC-
common-
683399109
117000
12000
sole
PHARMACIA CORP-
Common-
71713U102
1487879
29539
sole
RIBOZYME PHARMACEUTICALS INC-
common-
762567105
61900
10000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
1303614
18000
sole
SCHERING-PLOUGH CORPORATION-
Common-
806605101
1497730
41000
sole
SCHERING AG ADR-
common-
806585204
339500
7000
sole
TARGETED GENETICS CORPORATION
Common-
87612M108
123250
29000
sole
BRISTOL MYERS SQUIBB PUT OPTION @ 65
put option-
1101220MM
692500
10000
sole
352674511
